UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10253

Nuveen New York Dividend Advantage Municipal Fund 2
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            9/30

Date of reporting period:         12/31/14

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)

	Nuveen New York Dividend Advantage Municipal Fund 2 (NXK)
	December 31, 2014

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS 146.7% (100.0% of Total Investments)

	MUNICIPAL BONDS 146.7% (100.0% of Total Investments)

	Consumer Discretionary – 2.8% (1.9% of Total Investments)
$ 700	New York City Industrial Development Agency, New York, Liberty Revenue Bonds,	9/15 at 100.00	BBB	$ 712,859
	IAC/InterActiveCorp, Series 2005, 5.000%, 9/01/35
1,950	Seneca Nation of Indians Capital Improvements Authority, New York, Special Obligation Bonds,	6/17 at 100.00	N/R	2,040,675
	Series 2007A, 5.000%, 12/01/23
2,650	Total Consumer Discretionary			2,753,534
	Consumer Staples – 3.1% (2.1% of Total Investments)
350	Nassau County Tobacco Settlement Corporation, New York, Tobacco Settlement Asset-Backed	6/16 at 100.00	B	349,864
	Bonds, Refunding Series 2006A-2, 5.250%, 6/01/26
500	Nassau County Tobacco Settlement Corporation, New York, Tobacco Settlement Asset-Backed	6/16 at 100.00	B	422,785
	Bonds, Series 2006A-3, 5.000%, 6/01/35
115	New York Counties Tobacco Trust II, Tobacco Settlement Pass-Through Bonds, Series 2001,	6/15 at 100.00	A1	115,155
	5.250%, 6/01/25
230	New York Counties Tobacco Trust III, Tobacco Settlement Pass-Through Bonds, Series 2003,	6/15 at 100.00	A1	229,998
	5.750%, 6/01/33
35	Rensselaer Tobacco Asset Securitization Corporation, New York, Tobacco Settlement Asset-Backed	6/15 at 100.00	A1	34,261
	Bonds, Series 2001A, 5.200%, 6/01/25
	TSASC Inc., New York, Tobacco Asset-Backed Bonds, Series 2006:
470	4.750%, 6/01/22	6/16 at 100.00	BBB–	470,000
835	5.000%, 6/01/26	6/16 at 100.00	BB–	835,585
500	5.000%, 6/01/34	6/16 at 100.00	B	417,040
215	5.125%, 6/01/42	6/16 at 100.00	B	180,133
3,250	Total Consumer Staples			3,054,821
	Education and Civic Organizations – 26.7% (18.2% of Total Investments)
260	Albany Industrial Development Agency, New York, Revenue Bonds, Albany Law School, Series	7/17 at 100.00	BBB	269,922
	2007A, 5.000%, 7/01/31
380	Albany Industrial Development Agency, New York, Revenue Bonds, Brighter Choice Charter Schools,	4/17 at 100.00	BB+	381,657
	Series 2007A, 5.000%, 4/01/37
1,225	Brooklyn Arena Local Development Corporation, New York, Payment in Lieu of Taxes Revenue	1/20 at 100.00	BBB–	1,446,933
	Bonds, Barclays Center Project, Series 2009, 6.250%, 7/15/40
670	Buffalo and Erie County Industrial Land Development Corporation, New York, Revenue Bonds,	12/20 at 100.00	B	697,175
	Enterprise Charter School Project, Series 2011A, 7.500%, 12/01/40
2,070	Build New York City Resource Corporation, New York, Revenue Bonds, City University of New York –	6/24 at 100.00	Aa2	2,368,101
	Queens College, Q Student Residences, LLC Project, Refunding Series 2014A, 5.000%, 6/01/43
90	Cattaraugus County Industrial Development Agency, New York, Revenue Bonds, St. Bonaventure	5/16 at 100.00	BBB–	93,206
	University, Series 2006, 5.000%, 5/01/23
1,125	Dormitory Authority of the State of New York, General Revenue Bonds, Manhattan College, Series	7/17 at 100.00	N/R	1,162,058
	2007A, 5.000%, 7/01/41 – RAAI Insured
365	Dormitory Authority of the State of New York, General Revenue Bonds, Saint Johns University,	7/23 at 100.00	A–	407,369
	Series 2013A, 5.000%, 7/01/44
1,000	Dormitory Authority of the State of New York, Housing Revenue Bonds, Fashion Institute of	No Opt. Call	AA–	1,197,040
	Technology, Series 2007, 5.250%, 7/01/29 – FGIC Insured
485	Dormitory Authority of the State of New York, Lease Revenue Bonds, State University Dormitory	7/15 at 100.00	Aa2	495,083
	Facilities, Series 2004A, 5.000%, 7/01/29 – NPFG Insured
2,500	Dormitory Authority of the State of New York, Lease Revenue Bonds, State University Dormitory	7/22 at 100.00	Aa2	2,857,925
	Facilities, Series 2012A, 5.000%, 7/01/37
2,000	Dormitory Authority of the State of New York, Revenue Bonds, Columbia University, Series 2011A,	4/21 at 100.00	AAA	2,300,940
	5.000%, 10/01/41
175	Dormitory Authority of the State of New York, Revenue Bonds, New School University, Series	7/20 at 100.00	A–	198,807
	2010, 5.250%, 7/01/30
2,000	Dormitory Authority of the State of New York, Revenue Bonds, Non State Supported Debt, Cornell	7/20 at 100.00	Aa1	2,281,400
	University, Series 2010A, 5.000%, 7/01/40
280	Dormitory Authority of the State of New York, Revenue Bonds, St. Joseph’s College, Series 2010,	7/20 at 100.00	Baa3	303,811
	5.250%, 7/01/35
1,835	Dutchess County Industrial Development Agency, New York, Civic Facility Revenue Bonds, Bard	8/17 at 100.00	Ba1	1,858,451
	College Refunding, Series 2007-A1, 5.000%, 8/01/46
265	Hempstead Town Local Development Corporation, New York, Revenue Bonds, Adelphi University	9/23 at 100.00	A	294,378
	Project, Series 2013, 5.000%, 9/01/43
1,475	Hempstead Town Local Development Corporation, New York, Revenue Bonds, Molloy College Project,	7/19 at 100.00	BBB	1,652,501
	Series 2009, 5.750%, 7/01/39
890	Monroe County Industrial Development Corporation, New York, Revenue Bonds, St. John Fisher	6/21 at 100.00	BBB+	1,019,335
	College, Series 2011, 6.000%, 6/01/30
	New York City Industrial Development Agency, New York, PILOT Revenue Bonds, Queens Baseball
	Stadium Project, Series 2006:
1,000	5.000%, 1/01/31 – AMBAC Insured	1/17 at 100.00	BB+	1,034,700
1,120	4.750%, 1/01/42 – AMBAC Insured	1/17 at 100.00	BB+	1,143,878
	New York City Industrial Development Authority, New York, PILOT Revenue Bonds, Yankee Stadium
	Project, Series 2006:
1,460	4.500%, 3/01/39 – FGIC Insured	9/16 at 100.00	BBB	1,480,177
750	4.750%, 3/01/46 – NPFG Insured	9/16 at 100.00	AA–	766,418
170	Seneca County Industrial Development Authority, New York, Revenue Bonds, New York Chiropractic	10/17 at 100.00	BBB	177,803
	College, Series 2007, 5.000%, 10/01/27
300	Troy Capital Resource Corporation, New York, Revenue Bonds, Rensselaer Polytechnic Institute,	9/20 at 100.00	A–	330,222
	Series 2010A, 5.125%, 9/01/40
340	Yonkers Industrial Development Agency, New York, Civic Facility Revenue Bonds, Sarah Lawrence	6/19 at 100.00	BBB	376,621
	College Project, Series 2001A Remarketed, 6.000%, 6/01/41
24,230	Total Education and Civic Organizations			26,595,911
	Financials – 2.2% (1.5% of Total Investments)
1,805	New York Liberty Development Corporation, Revenue Bonds, Goldman Sachs Headquarters Issue,	No Opt. Call	A	2,245,691
	Series 2007, 5.500%, 10/01/37
	Health Care – 9.8% (6.7% of Total Investments)
1,620	Dormitory Authority of the State of New York, FHA-Insured Revenue Bonds, Montefiore Medical	2/15 at 100.00	AA–	1,626,188
	Center, Series 2005, 5.000%, 2/01/22 – FGIC Insured
150	Dormitory Authority of the State of New York, Highland Hospital of Rochester Revenue Bonds,	7/20 at 100.00	A2	165,753
	Series 2010, 5.200%, 7/01/32
	Dormitory Authority of the State of New York, Orange Regional Medical Center Obligated Group
	Revenue Bonds, Series 2008:
975	6.500%, 12/01/21	12/18 at 100.00	Ba1	1,115,897
505	6.125%, 12/01/29	12/18 at 100.00	Ba1	561,217
985	6.250%, 12/01/37	12/18 at 100.00	Ba1	1,087,667
2,300	Dormitory Authority of the State of New York, Revenue Bonds, Memorial Sloan Kettering Cancer	7/16 at 100.00	AA	2,421,256
	Center, Series 2006, 5.000%, 7/01/35 (UB)
170	Dormitory Authority of the State of New York, Revenue Bonds, New York and Presbyterian Hospital,	2/15 at 100.00	AA	171,187
	Series 2004A, 5.250%, 8/15/15 – AGM Insured
1,000	Dormitory Authority of the State of New York, Revenue Bonds, NYU Hospitals Center, Series 2011A,	7/20 at 100.00	A–	1,156,000
	6.000%, 7/01/40
290	Livingston County Industrial Development Agency, New York, Civic Facility Revenue Bonds, Nicholas	1/15 at 100.00	BB	290,287
	H. Noyes Hospital, Series 2005, 6.000%, 7/01/30
	Madison County Industrial Development Agency, New York, Civic Facility Revenue Bonds, Oneida
	Health System, Series 2007A:
275	5.250%, 2/01/27	2/17 at 100.00	BB+	282,571
250	5.500%, 2/01/32	2/17 at 100.00	BB+	256,358
215	Yonkers Industrial Development Agency, New York, Revenue Bonds, St. John’s Riverside Hospital,	1/15 at 100.00	B+	215,396
	Series 2001A, 7.125%, 7/01/31
360	Yonkers Industrial Development Agency, New York, Revenue Bonds, St. John’s Riverside Hospital,	1/15 at 100.00	B+	360,662
	Series 2001B, 7.125%, 7/01/31
9,095	Total Health Care			9,710,439
	Housing/Multifamily – 0.4% (0.3% of Total Investments)
70	New York City Housing Development Corporation, New York, Multifamily Housing Revenue Bonds,	5/20 at 100.00	AA+	74,243
	Series 2010D-1A, 5.000%, 11/01/42
290	New York State Housing Finance Agency, Affordable Housing Revenue, Series 2007A, 5.250%,	11/17 at 100.00	Aa2	298,976
	11/01/38 (Alternative Minimum Tax)
360	Total Housing/Multifamily			373,219
	Housing/Single Family – 0.9% (0.6% of Total Investments)
925	New York State Mortgage Agency, Homeowner Mortgage Revenue Bonds, Series 130, 4.650%,	4/15 at 100.00	Aa1	927,692
	4/01/27 (Alternative Minimum Tax)
	Industrials – 2.3% (1.6% of Total Investments)
90	Build New York City Resource Corporation, New York, Solid Waste Disposal Revenue Bonds, Pratt	1/25 at 100.00	N/R	93,152
	Paper NY, Inc. Project, Series 2014, 5.000%, 1/01/35 (Alternative Minimum Tax)
2,095	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 3 World Trade	11/24 at 100.00	N/R	2,182,739
	Center Project, Class 1 Series 2014, 5.000%, 11/15/44
2,185	Total Industrials			2,275,891
	Long-Term Care – 3.6% (2.5% of Total Investments)
440	Dormitory Authority of the State of New York, GNMA Collateralized Revenue Bonds, Cabrini of	2/17 at 103.00	AA+	467,465
	Westchester Project, Series 2006, 5.200%, 2/15/41
255	Dormitory Authority of the State of New York, Non-State Supported Debt, Ozanam Hall of Queens	11/16 at 100.00	Ba3	255,446
	Nursing Home Revenue Bonds, Series 2006, 5.000%, 11/01/31
	Dormitory Authority of the State of New York, Revenue Bonds, Providence Rest, Series 2005:
50	5.125%, 7/01/30 – ACA Insured	7/15 at 100.00	N/R	50,276
175	5.000%, 7/01/35 – ACA Insured	7/15 at 100.00	N/R	175,686
665	East Rochester Housing Authority, New York, Senior Living Revenue Bonds, Woodland Village	8/16 at 101.00	N/R	677,189
	Project, Series 2006, 5.500%, 8/01/33
530	Erie County Industrial Development Agency, New York, Revenue Bonds, Orchard Park CCRC Inc.	11/16 at 100.00	N/R	540,987
	Project, Series 2006A, 6.000%, 11/15/36
190	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Special	1/15 at 100.00	N/R	191,773
	Needs Facilities Pooled Program, Series 2001A-1, 7.250%, 7/01/16
	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Special
	Needs Facilities Pooled Program, Series 2008A-1:
275	5.500%, 7/01/18	7/16 at 101.00	N/R	272,198
440	5.800%, 7/01/23	7/16 at 101.00	N/R	433,950
340	Suffolk County Industrial Development Agency, New York, Civic Facility Revenue Bonds, Special	7/16 at 100.00	N/R	344,906
	Needs Facilities Pooled Program, Series 2008-B1, 5.500%, 7/01/18
170	Yonkers Industrial Development Agency, New York, Civic Facilities Revenue Bonds, Special Needs	7/16 at 101.00	N/R	167,663
	Facilities Pooled Program Bonds, Series 2008-C1, 5.800%, 7/01/23
3,530	Total Long-Term Care			3,577,539
	Tax Obligation/General – 10.1% (6.9% of Total Investments)
4,540	New York City, New York, General Obligation Bonds, Fiscal 2007 Series D-1, 5.125%, 12/01/25 (UB)	12/17 at 100.00	AA	5,107,041
1,000	New York City, New York, General Obligation Bonds, Fiscal 2012 Series B, 5.000%, 8/01/30	No Opt. Call	AA	1,166,070
35	New York City, New York, General Obligation Bonds, Fiscal Series 2005F-1, 5.000%, 9/01/19 –	9/15 at 100.00	AA	36,113
	SYNCORA GTY Insured
2,600	New York City, New York, General Obligation Bonds, Fiscal Series 2006J-1, 5.000%, 6/01/25 (UB)	6/16 at 100.00	AA	2,763,618
835	New York City, New York, General Obligation Bonds, Subseries G-1 Fiscal Series 2012,	No Opt. Call	AA	978,344
	5.000%, 4/01/28
9,010	Total Tax Obligation/General			10,051,186
	Tax Obligation/Limited – 44.8% (30.5% of Total Investments)
4,000	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, General	2/23 at 100.00	AAA	4,561,920
	Purpose Series 2013A, 5.000%, 2/15/43
1,000	Dormitory Authority of the State of New York, State Sales Tax Revenue Bonds, Series 2013A,	3/23 at 100.00	AAA	1,163,030
	5.000%, 3/15/43
	Dormitory Authority of the State of New York, State Sales Tax Revenue Bonds, Series 2014A:
1,000	5.000%, 3/15/38	3/24 at 100.00	AAA	1,174,290
6,190	5.000%, 3/15/44	No Opt. Call	AAA	7,241,557
	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Senior Fiscal 2012
	Series 2011A:
2,000	5.750%, 2/15/47	2/21 at 100.00	A	2,314,760
2,000	5.250%, 2/15/47	2/21 at 100.00	A	2,236,780
5,000	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Series 2006A, 5.000%, 2/15/47	2/17 at 100.00	A	5,328,800
560	Monroe Newpower Corporation, New York, Power Facilities Revenue Bonds, Series 2003, 5.500%,	1/15 at 100.00	A–	563,237
	1/01/34
1,300	New York City Transitional Finance Authority, New York, Building Aid Revenue Bonds, Fiscal Series	1/17 at 100.00	AA	1,396,135
	2007S-2, 5.000%, 1/15/28 – FGIC Insured
1,200	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal Series	5/17 at 100.00	AAA	1,299,840
	2007B, 5.000%, 11/01/30
	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate
	Fiscal 2012 Series E-1:
835	5.000%, 2/01/37	2/22 at 100.00	AAA	956,601
3,950	5.000%, 2/01/42	2/22 at 100.00	AAA	4,433,243
680	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate	No Opt. Call	AAA	801,258
	Fiscal 2013 Series F-1, 5.000%, 2/01/29
1,610	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate	5/23 at 100.00	AAA	1,847,716
	Fiscal 2013 Series I, 5.000%, 5/01/38
1,000	New York City, New York, Educational Construction Fund, Revenue Bonds, Series 2011A,	4/21 at 100.00	AA–	1,191,070
	5.750%, 4/01/41
2,020	New York State Environmental Facilities Corporation, State Personal Income Tax Revenue Bonds,	12/17 at 100.00	AAA	2,239,635
	Series 2008A, 5.000%, 12/15/27 (UB)
1,125	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Series 2007,	10/17 at 100.00	AA+	1,238,524
	5.000%, 4/01/27
2,300	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Series 2005B, 5.500%,	No Opt. Call	AA+	2,767,268
	4/01/20 – AMBAC Insured (UB) (4)
1,435	Sales Tax Asset Receivable Corporation of New York City, New York, Sales Tax Asset Revenue	10/24 at 100.00	AAA	1,765,050
	Bonds, Fiscal 2015 Series A, 5.000%, 10/15/29
39,205	Total Tax Obligation/Limited			44,520,714
	Transportation – 16.5% (11.2% of Total Investments)
1,000	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2010D,	11/20 at 100.00	AA–	1,114,040
	5.000%, 11/15/34
2,500	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2012E,	No Opt. Call	AA–	2,795,200
	5.000%, 11/15/42
1,250	New York City Industrial Development Agency, New York, American Airlines-JFK International	8/16 at 101.00	N/R	1,368,250
	Airport Special Facility Revenue Bonds, Series 2005, 7.750%, 8/01/31 (Alternative Minimum Tax)
1,500	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Bronx	10/17 at 102.00	N/R	554,700
	Parking Development Company, LLC Project, Series 2007, 5.875%, 10/01/46 (5)
1,425	New York City Industrial Development Agency, New York, Special Facilities Revenue Bonds,	6/15 at 100.00	BB	1,428,050
	British Airways PLC, Series 1998, 5.250%, 12/01/32 (Alternative Minimum Tax)
1,000	New York City Industrial Development Agency, New York, Special Facilities Revenue Bonds, JFK	8/15 at 100.00	N/R	1,043,150
	Airport – American Airlines Inc., Series 2002B, 8.500%, 8/01/28 (Alternative Minimum Tax)
650	New York City Industrial Development Agency, New York, Special Facilities Revenue Bonds,	1/16 at 100.00	A3	679,933
	Terminal One Group JFK Project, Series 2005, 5.500%, 1/01/24 (Alternative Minimum Tax)
	New York City Industrial Development Agency, New York, Special Facility Revenue Bonds, JetBlue
	Airways Corporation Project, Series 2006:
35	5.000%, 5/15/20 (Alternative Minimum Tax)	5/15 at 100.00	B	35,016
750	5.125%, 5/15/30 (Alternative Minimum Tax)	5/15 at 100.00	B	750,202
585	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 4 World Trade	11/21 at 100.00	A+	650,432
	Center Project, Series 2011, 5.000%, 11/15/44
310	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Forty	8/17 at 100.00	AA	428,544
	Eighth Series 2008, Trust 2920, 17.814%, 8/15/32 – AGM Insured (IF)
2,000	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Sixty Sixth	1/21 at 100.00	AA–	2,256,500
	Series 2011, 5.000%, 1/15/41
	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air Terminal
	LLC Project, Eighth Series 2010:
210	6.500%, 12/01/28	12/15 at 100.00	BBB	220,347
1,030	6.000%, 12/01/36	12/20 at 100.00	BBB	1,202,422
780	Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Bonds, Refunding	No Opt. Call	AA–	949,845
	Subordinate Lien Series 2002E, 5.500%, 11/15/20 – NPFG Insured
750	Triborough Bridge and Tunnel Authority, New York, Subordinate Lien General Purpose Revenue	No Opt. Call	AA–	932,025
	Refunding Bonds, Tender Option Bond Trust 1184, 9.395%, 5/15/16 (IF)
15,775	Total Transportation			16,408,656
	U.S. Guaranteed – 2.5% (1.7% of Total Investments) (6)
1,500	Dormitory Authority of the State of New York, Revenue Bonds, NYU Hospitals Center, Series 2007B,	7/17 at 100.00	A– (6)	1,688,145
	5.625%, 7/01/37 (Pre-refunded 7/01/17)
5	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, Series	3/15 at 100.00	AAA	5,050
	2005F, 5.000%, 3/15/21 (Pre-refunded 3/15/15) – AGM Insured
770	New York State Housing Finance Agency, State Personal Income Tax Revenue Bonds, Economic	9/15 at 100.00	AAA	796,449
	Development and Housing, Series 2006A, 5.000%, 3/15/36 (Pre-refunded 9/15/15)
2,275	Total U.S. Guaranteed			2,489,644
	Utilities – 14.5% (9.9% of Total Investments)
75	Guam Power Authority, Revenue Bonds, Series 2012A, 5.000%, 10/01/34	10/22 at 100.00	BBB	84,061
	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2006A:
1,700	5.000%, 12/01/23 – FGIC Insured	6/16 at 100.00	AA–	1,795,030
1,700	5.000%, 12/01/24 – FGIC Insured	6/16 at 100.00	AA–	1,792,786
250	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2006B,	6/16 at 100.00	A–	263,270
	5.000%, 12/01/35 – CIFG Insured
495	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2014A,	9/24 at 100.00	A–	555,212
	5.000%, 9/01/44
	Long Island Power Authority, New York, Electric System Revenue Bonds, Series 2011A:
1,000	5.000%, 5/01/36 – AGM Insured	5/21 at 100.00	AA	1,114,240
1,000	5.000%, 5/01/38	5/21 at 100.00	A–	1,104,520
900	Nassau County Industrial Development Authority, New York, Keyspan Glenwood Energy Project,	6/15 at 100.00	A–	903,483
	Series 2003, 5.250%, 6/01/27 (Alternative Minimum Tax)
2,225	Niagara Area Development Corporation, New York, Solid Waste Disposal Facility Revenue	No Opt. Call	BB+	2,300,494
	Refunding Bonds, Covanta Energy Project, Series 2012A, 5.250%, 11/01/42
640	Suffolk County Industrial Development Agency, New York, Revenue Bonds, Nissequogue	1/15 at 100.00	N/R	640,083
	Cogeneration Partners Facility, Series 1998, 5.500%, 1/01/23 (Alternative Minimum Tax)
3,285	Utility Debt Securitization Authority, New York, Restructuring Bonds, Series 2013TE,	12/23 at 100.00	AAA	3,843,976
	5.000%, 12/15/41
13,270	Total Utilities			14,397,155
	Water and Sewer – 6.5% (4.4% of Total Investments)
820	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series	7/20 at 100.00	A–	913,652
	2010, 5.625%, 7/01/40
4,875	New York State Environmental Facilities Corporation, State Clean Water and Drinking Water	6/21 at 100.00	AAA	5,536,684
	Revolving Funds Revenue Bonds, New York City Municipal Water Finance Authority Projects,
	Second Resolution Series 2011B, 5.000%, 6/15/41
5,695	Total Water and Sewer			6,450,336
$ 133,260	Total Long-Term Investments (cost $136,047,070)			145,832,428
	Floating Rate Obligations – (9.5)%			(9,400,000)
	Variable Rate MuniFund Term Preferred Shares, at Liquidation Value – (38.2)% (7)			(38,000,000)
	Other Assets Less Liabilities – 1.0%			968,703
	Net Assets Applicable to Common Shares – 100%			$ 99,401,131

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$145,832,428	$ —	$145,832,428

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of December 31, 2014, the cost of investments was $126,598,585.

Gross unrealized appreciation and gross unrealized depreciation of investments as of December 31, 2014, were as follows:

Gross unrealized:
Appreciation	$10,553,032
Depreciation	(711,885)
Net unrealized appreciation (depreciation) of investments	$ 9,841,147

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service,
Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or
BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(5)	On April 1, 2013, the Fund’s Adviser determined it was unlikely that this borrower would fulfill its entire obligation on this security, and therefore reduced the security’s interest rate of accrual from 5.875%
to 2.350%.
(6)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.
(7)	Variable Rate MuniFund Term Preferred Shares, at Liquidation Value as a percentage of Total Investments is 26.1%.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen New York Dividend Advantage Municipal Fund 2

By (Signature and Title)     /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                   Vice President and Secretary

Date:         February 27, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                                    Gifford R. Zimmerman
                                                  Chief Administrative Officer (principal executive officer)

Date:         February 27, 2015

By (Signature and Title)     /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                  Vice President and Controller (principal financial officer)

Date:         February 27, 2015